Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 10. Stockholders’ Equity
Equity Purchase Agreement
In February 2022, the Company entered into the Equity Purchase Agreement with Lincoln Park Capital Fund, LLC, or Lincoln Park, pursuant to which Lincoln Park is obligated to purchase up to $50.0 million of the Company’s common stock with a maximum of 7.0 million shares from time to time at the Company’s sole discretion over a
36-month
period commencing on April 27, 2022. The Company also entered into a registration rights agreement with Lincoln Park pursuant to which the Company filed with the SEC the registration statement to register for resale under the Securities Act of 1933, as amended, the shares of common stock that have been or may be issued to Lincoln Park under the Equity Purchase Agreement. The registration statement was effective on April 5, 2022.
Upon execution of the Equity Purchase Agreement, the Company issued 0.1 million shares of common stock to Lincoln Park with the fair value of $0.3 million as consideration for Lincoln Park’s commitment to purchase the Company’s common stock, which was included in other income (expense), net on the consolidated statements of operations and comprehensive loss. In the event that the Company sells its common stock under the Equity Purchase Agreement for an aggregate price equal to or greater than $30.0 million, the Company shall pay an additional commitment fee of $0.1 million in cash to Lincoln Park.
As contemplated by the Equity Purchase Agreement, and so long as the closing price of the Company’s common stock exceeds $1.00 per share, the Company may direct Lincoln Park, at its sole discretion, to purchase up to 30,000 shares of its common stock, or the Regular Purchase Share Limit, on any business day at a purchase price per share equal to the lower of: (i) the lowest price of the Company’s common stock on the applicable purchase date and (ii) the average of the three lowest closing prices of the Company’s common stock during the ten consecutive business days preceding such purchase date. The Regular Purchase Share Limit may be increased to up to 35,000 shares and 40,000 shares if the closing price of the Company’s common stock is not below $10.00 per share and $12.00 per share, respectively. Any single purchase of the Company’s common stock shall not exceed $3.5 million.
The Company may also direct Lincoln Park to purchase additional shares no less than the Regular Purchase Share Limit and no greater than 0.5 million shares at a purchase price per share equal to 96% of the lower of (i) the closing price of the Company’s common stock on the purchase date and (ii) the volume weighted average price of the Company’s common stock on the purchase date.
As of December 31, 2022, the Company has not sold any shares of common stock under the Equity Purchase Agreement.
At-the-Market
Offering
In connection with its shelf registration statement on Form
S-3
filed in December 2022, the Company entered into a sales agreement with Guggenheim Securities, LLC to issue and sell the Company’s common stock up to $23.0 million, or the 2022 ATM. The compensation payable to Guggenheim is equal to 3.0% of the gross sales price of any shares sold through it pursuant to the sales agreement. As of December 31, 2022, the Company has not sold any shares of common stock under the 2022 ATM.